Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment with associated accumulated depreciation is shown below:

	Estimated Useful Lives	December 31,
(In millions)		2016	2015
Natural gas gathering and NGL transportation pipelines and facilities	5 - 30 years	$4,748	$4,307
Processing, fractionation and storage facilities	25 - 30 years	3,467	3,185
Pipelines and related assets	19 - 42 years	1,799	1,381
Barges and towing vessels	20 years	479	475
Terminals and related assets	4 - 31 years	839	42
Land, building, office equipment and other	3 - 30 years	757	612
Construction-in-progress		1,013	983
Total		13,102	10,985
Less accumulated depreciation		1,694	771
Property, plant and equipment, net		$11,408	$10,214

Property, plant and equipment includes gross assets acquired under capital leases of approximately $25 million at December 31, 2016 and 2015, respectively, with related amounts in accumulated depreciation of approximately $8 million and $7 million at December 31, 2016 and 2015, respectively.